SHORT TERM INVESTMENTS (Tables)	13 Months Ended
Sep. 30, 2023
Short Term Investment Abstract
Disclosure of short-term investments
The Company’s short-term investments include the following as at September 30, 2023 and August 31, 2022:

DESCRIPTION	SEPTEMBER 30, 2023	AUGUST 31, 2022
Guaranteed Investment Certificates (GIC)	$—	$30,072
Bond - Canada Revenue Agency	—	20
	$—	$30,092